Inventories (Details 1) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Non-Current Inventory
Raw materials	$ 1,862,063	$ 2,171,867
Total Non-Current Inventory	$ 1,862,063	$ 2,171,867